Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	Years Ended June 30,
	2025	2024	2023
Current
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	270,744	443,582	220,653

Deferred
Cayman Islands	—	—	—
Hong Kong	—	—	—
China	—	—	—
Income tax provision	$270,744	$443,582	$220,653

Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	Years Ended June 30,
	2025	2024	2023
PRC statutory tax rates (25%)	25.0%	25.0%	25.0%
Effect on tax rates in different tax jurisdiction	(8.5)%	(0)	(6.5)%
Effective tax rate	16.5%	25%	18.5%

Schedule of Components of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities were as follows:

	As of June 30,
	2025	2024	2023
Net operating loss carry forwards	$142,115	$142,115		$142,115
Deferred tax assets, gross	142,115	142,115		142,115
Valuation allowance on net operating loss	(142,115)	(142,115)		(142,115)
Deferred tax assets	$—	$—	$

Schedule of Tax Payable

The tax payable consisted of the following:

	As of June 30,
	2025	2024	2023
VAT	$369,260	366,720	$75,133
Income tax	935,989	675,842	250,868
Other tax	2,021	1,796	2,092
Tax payable	$1,307,270	$1,044,357	$328,093